Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ICON FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 22, 2015
Document Creation Date	dei_DocumentCreationDate	Sep. 25, 2015